Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

July 25, 2007

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549

Attention: Sally Samuel

Re:  Schedule 14C Information Statement for AST Neuberger Berman Small-Cap Growth Portfolio and AST Federated Aggressive Growth Portfolio of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Dear Ms. Samuel:

On behalf of Advanced Series Trust (the “Trust), pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is an Information Statement notifying shareholders about changes in subadvisory arrangements for the AST Neuberger Berman Small-Cap Growth Portfolio and the AST Federated Aggressive Growth Portfolio of Advances Series Trust.

The Information Statement is being filed pursuant to section 14C under the Securities Exchange Act of 1934.  This filing is intended to respond to comments received from the Commission Staff with respect to the Preliminary Schedule 14C filing made as of July 13, 2007 (the “Preliminary Filing”) and to make certain non-material changes.

The Commission Staff’s comments, and our responses thereto, are set out below.

1. Comment:  The last sentence of the cover letter accompanying the Preliminary Filing regarding the Manager of Managers Order was confusing.

Response:  A copy of the Manager of Managers Order was sent to you via e-mail and you confirmed that the order was acceptable.

2. Comment:  On page three of the Preliminary Filing the new subadvisory agreement date for AST DeAM Small-Cap Growth was written as May 1, 2003.

Response:  The date was erroneous and has been changed to May 1, 2007.

3. Comment:  Please clarify to which subadviser the last approval of subadvisory agreement dates are in reference to on page three.

Response: The Information Statement has been revised to clarify when the Board last approved the Deutsche and Federated subadvisory agreements.

4. Comment:  In the “New Subadvisory Agreements” section the “Performance of the Portfolios” and the “Profitability” factors did not explain the conclusions of the Board.

Response:  The requested changes have been made.

5.Comment: There was no discussion of the difference in fee rates between the former subadviser and the new subadviser or the current subadviser and new subadviser.

Response: The requested changes have been made.

6. Comment:  The date of when the shareholders of the Trust last approved the Management Agreement is missing.

Response:  The shareholder approval date has been added.

7. Comment:  The aggregate amount of fees paid to the existing subadvisers for the fiscal year ended December 31, 2006 was missing.

Response:  Although this information was already mentioned in the information statement, we have put the information in table form to clarify it for investors.

8. Comment:  Exhibit C, which provides information about the Managers, contains information required by the schedule to be in the body of the information statement.

Response:  Exhibit C has been moved to the body of the information statement and is no longer an exhibit.

9. Comment:  There was no information on the ownership of Federated MDTA in “Other Funds Managed by Federated MDTA.”

Response:  Information about the owner of Federated MDTA, Federated Investments, Inc., has been added.

10. Comment: The as-of date for the share ownership data appearing in the “Shareholder Information” section of the Preliminary Filing is not sufficiently current.

Response:  Shareholder share ownership information has been provided as of June 30, 2007.

Advanced Series Trust acknowledges that (i) Advanced Series Trust is responsible for the adequacy and accuracy of the disclosure in the 14C Information Statement; (ii) Commission staff comments or changes to disclosure in the 14C Information Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the 14C Information Statement; and (iii) Advanced Series Trust may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance, please contact me at 973-802-6469.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain
Jonathan D. Shain